                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                          CERTIFIED SHAREHOLDER REPORT
                                       OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-02201

              Name of Registrant: 1838 Bond-Debenture Trading Fund

             Address of Registrant: 2701 Renaissance Blvd., 4th Fl.,
                            King of Prussia, PA 19406

             Name and address of agent for service: John J. Kelley,
                        2701 Renaissance Blvd., 4th Fl.,
                            King of Prussia, PA 19406

                    Copies to: Panayiotis (Peter) S. Andreou
                              MBIA Asset Management
                                113 King Street,
                                Armonk, NY 10504

       Registrant's telephone number, including area code: (484) 322-4300

                     Date of fiscal year end: March 31, 2005

          Date of reporting period: April 1, 2004 - September 30, 2004

ITEM 1: Reports to Shareholders
                                                               October 15, 2004

TO THE SHAREHOLDER:

For the quarter ended September 30, 2004, the Fund had a Net Asset Value of $20.65 per share. This represents a 3.1% decrease from $21.31 per share at the end of the March 31, 2004 Fiscal Year. On September 30, 2004 the Fund's closing stock price on the New York Stock Exchange was $18.49 per share, representing a 10.5% discount to Net Asset Value per share. For comparison purposes, the exercise price of the Fund's rights offering was $18.77 and the Net Asset Value per share following the offering was $20.84.

The table below compares the performance of the Fund to the average of the 14 other closed-end bond funds with which we have historically compared ourselves:

   TOTAL RETURN-PERCENTAGE CHANGE (ANNUALIZED FOR PERIODS LONGER THAN 1 YEAR)
        IN NET ASSET VALUE PER SHARE WITH ALL DISTRIBUTIONS REINVESTED(1)


-----------------------------------------------------------------------------------------------------------
                                            10 YEARS      5 YEARS       2 YEARS       1 YEAR       QUARTER
                                           TO 9/30/04   TO 9/30/04    TO 9/30/04    TO 9/30/04   TO 9/30/04
-----------------------------------------------------------------------------------------------------------
1838 Bond Fund (2)                            7.78%         7.07%        6.48%         1.27%        5.27%
Average of 14 Other
 Closed-End Bond Funds (2)                    7.87%         7.46%        9.26%         5.81%        4.19%
Salomon Bros. Bond Index (3)                  9.41%        10.03%        6.55%         6.15%        7.16%


(1) - This is historical information and should not be construed as indicative of any likely future performance. Current performance may be lower or higher than the performance data quoted.
(2) - Source: Lipper Inc.
(3) - Comprised of long-term AAA and AA corporate bonds; series has been changed to include mortgage-backed securities.

The Fund's performance for the historical periods was impacted by the 4.5% dilution of net asset value resulting from the rights offering during the December 2003 quarter.

Recent economic news has been dominated by the sharp rise in oil prices to above $50 per barrel. While conventional expectations would be for higher prices to put pressure on yields, the magnitude of the rise has been sufficient to lower expectations for overall economic growth, causing yields to fall instead of rise. The yield on the benchmark 10-year Treasury note ended the quarter at 4.13%, down from a recent peak of 4.87% on June 14, 2004, but still well above the cyclical low yield of 3.11% on June 13, 2003.

The Federal Reserve Board raised the Fed Funds rate from 1.25% to 1.75% in two steps during the quarter. From an historical perspective, the 1.75% rate remains extremely accommodative. Fiscal policy continues to exert upward pressure on interest rates. The Congressional Budget Office estimated the deficit for the September 2004 US fiscal year at a record $415 billion. Their forecast for the 2005 fiscal year is a deficit of $348 billion.

The Fund's performance will continue to be subject to the impacts of trends in longer term interest rates. In the recent quarter, this impact has been positive. The portfolio has also benefited from continuing improvement in yield spreads on corporate bonds relative to benchmark US Treasury yields. Certain measures of yield spreads are now as narrow as they have been since before the Asian financial crisis in 1997. Although portfolio actions taken since the rights offering have lessened the concentration in corporate bonds, the Fund's performance does remain sensitive to trends in relative yield spreads on corporate bonds. Subsequent to the end of the quarter, we sold the portfolio holding of Coastal Corp. bonds, further reducing exposure to lower rated corporate bonds. As discussed above, the 4.5% dilution resulting from the rights offering adversely impacted performance during the year and will continue to be reflected in longer term periods that include the offering date.

The table below updates the portfolio quality of the Fund's long-term invested assets compared to the end of the two prior fiscal years:

--------------------------------------------------------------------------------
             PERCENT OF TOTAL INVESTMENT (STANDARD & POOR'S RATINGS)
--------------------------------------------------------------------------------
                    U.S. TREASURIES,
                       AGENCIES &                                  B AND    NOT
PERIOD ENDED           AAA RATED       AA     A      BBB     BB    LOWER   RATED
--------------------------------------------------------------------------------
September 30, 2004        24.4%       6.4%   26.4%  33.8%   6.7%    0.5%    1.8%
March 31, 2004            25.4%       3.7%   28.4%  35.1%   6.8%    0.5%    0.1%
March 31, 2003            17.3%       5.3%   28.7%  39.5%   7.6%    1.4%    0.1%

Please refer to the Schedule of Investments in the financial statements for details concerning portfolio holdings.

On September 15, 2004, the Board of Directors declared a dividend payment of $0.3125 per share payable November 2, 2004 to shareholders of record on September 23, 2004.

We would like to remind shareholders of the opportunities presented by the Fund's dividend reinvestment plan as detailed in the Fund's prospectus and referred to inside the back cover of this report. The dividend reinvestment plan affords shareholders a price advantage by allowing the purchase of shares at the lower of NAV or market price. This means that the reinvestment is at market price when the Fund is trading at a discount to Net Asset Value or at Net Asset Value per share when market trading is at a premium to that value. To participate in the plan, please contact EquiServe First Chicago, the Fund's Transfer Agent and Dividend Paying Agent, at 781-575-2723. The Fund's Investment Advisor, 1838 Investment Advisors, LP, may be reached at 800-232-1838.


                                     Sincerely,



                                     John H. Donaldson
                                     -----------------------
                                     John H. Donaldson, CFA
                                     President

SCHEDULE OF INVESTMENTS (UNAUDITED)                                                                              SEPTEMBER 30, 2004


                                                                        MOODY'S/
                                                                       STANDARD &
                                                                         POOR'S         PRINCIPAL      AMORTIZED COST      VALUE
                                                                         RATING*     AMOUNT (000'S)       (NOTE 1)        (NOTE 1)
                                                                       ----------    --------------    --------------   -----------
LONG TERM DEBT SECURITIES (98.48%)
AUTOMOBILES & RELATED (7.51%)
Auburn Hills Trust, Gtd. Ctfs., 12.375%, 05/01/20 ..................     A3/BBB          $1,000         $ 1,000,000     $ 1,536,879
Ford Holdings, Inc., Gtd., 9.30%, 03/01/30 .........................     WR/BBB-          1,000           1,109,378       1,140,210
Ford Motor Co., Debs., 8.90%, 01/15/32 .............................    Baa1/BBB-         1,560           1,544,361       1,750,458
Ford Motor Credit Co., 7.00%, 10/01/13 .............................    Baa1/BBB-         2,000           2,058,556       2,114,576
General Motors Acceptance Corp., Notes, 7.25%, 03/02/11 ............     A3/BBB           1,000           1,007,622       1,067,705
                                                                                                        -----------     -----------
                                                                                                          6,719,917       7,609,828
                                                                                                        -----------     -----------
ELECTRIC UTILITIES (7.69%)
Arizona Public Service Co., 5.625%, 05/15/33 .......................    Baa1/BBB          1,000             988,777         943,610
Dominion Resources Inc., Sr. Notes, 6.75%, 12/15/32 ................    Baa1/BBB+         1,000             997,625       1,068,403
Hydro-Quebec, Gtd. Debs., 8.25%, 04/15/26 ..........................      A1/A+           1,550           1,484,406       2,117,806
Midamerican Funding LLC, 6.927%, 03/01/29 ..........................    Baa1/BBB+           500             500,000         556,202
National Rural Utilities, Notes, 4.75%, 03/01/14 ...................      A1/A+             500             510,277         501,899
NSTAR, Notes, 8.00%, 02/15/10 ......................................      A2/A-             500             498,711         591,165
Old Dominion Electric Corp., 6.25%, 06/01/11 .......................     Aaa/AAA            500             500,431         553,745
PSEG Power, Notes, 5.00%, 04/01/14 .................................    Baa1/BBB          1,500           1,498,085       1,462,516
                                                                                                        -----------     -----------
                                                                                                          6,978,312       7,795,346
                                                                                                        -----------     -----------
FINANCIAL (18.29%)
Bank of America, Sub. Notes, 7.40%, 01/15/11 .......................      Aa3/A           1,000           1,051,944       1,165,445
BB&T Corp., Sub. Notes, 6.50%, 08/01/11 ............................      A2/A-             500             498,043         558,607
Citicorp Capital II, Gtd., 8.015%, 02/15/27 ........................      Aa2/A           2,000           2,011,067       2,222,356
FBS Capital I, Gtd., 8.09%, 11/15/26 ...............................      A1/A-           2,000           1,994,271       2,245,358
General Electric Capital Corp., Notes, 6.75%, 03/15/32 .............     Aaa/AAA          1,500           1,548,169       1,726,360
Goldman Sachs Group Inc., Gtd., 6.345%, 02/15/34 ...................      A1/A-           1,500           1,509,720       1,504,728
Household Finance Corp., Notes, 6.75%, 05/15/11 ....................      A1/A            1,500           1,499,720       1,688,335
HSBC America Capital II, Gtd., 8.38%, 05/15/27, 144A ...............     A-/AA-           2,500           2,565,278       2,888,217
Landesbank Baden-Wurtt NY, Sub. Notes, 6.35%, 04/01/12 .............     Aaa/AAA            500             498,882         567,911
Penn Central Corp., Sub. Notes, 10.875%, 05/01/11 ..................      NR/NR           1,500           1,573,390       1,642,126
Sanwa Bank Ltd., Sub. Notes, 7.40%, 06/15/11 .......................    Baa1/BBB-           500             487,532         575,579
UBS PFD Funding Trust I, Gtd., 8.622%, 10/29/49 ....................     A1/AA-           1,000           1,008,756       1,207,294
XL Capital Europe PLC, Gtd., 6.50%, 01/15/12 .......................      A2/A              500             497,912         548,921
                                                                                                        -----------     -----------
                                                                                                         16,744,684      18,541,237
                                                                                                        -----------     -----------
INDUSTRIAL, MATERIALS & MISC. (16.72%)
Abitibi-Consolidated Inc., Debs., 8.85%, 08/01/30 ..................     Ba2/BB           2,000           1,999,787       1,980,000
Darden Restaurants Inc., Debs., 7.125%, 02/01/16 ...................    Baa1/BBB+           500             439,431         578,281
EOP Operating LP, Sr. Notes, 7.25%, 02/15/18 .......................    Baa1/BBB+         1,000             993,505       1,136,919
Harcourt General Inc., Sr. Debs., 8.875%, 06/01/22 .................      NR/A-           2,000           2,136,058       2,636,358
Liberty Property Trust, Sr. Notes, 7.50%, 01/15/18 .................    Baa2/BBB          1,000             999,140       1,155,156
Pharmacia Corp. (Pfizer), 6.5%,12/1/2018 ...........................     Aaa/AAA            500             583,506         577,050
Quebecor World Inc., Gtd., 6.125%, 11/15/13 ........................    Baa3/BBB-         1,500           1,510,803       1,485,055
Royal Caribbean Cruises, Sr. Notes, 6.75%, 03/15/08 ................     Ba2/BB+          1,000             921,471       1,063,750
Smurfit Capital Funding, Debs., 7.50%, 11/20/25 ....................     B1/BB-           2,000           1,991,789       1,990,000
Starwood Hotels & Resorts, Gtd., 7.875%, 05/01/12 ..................     Ba1/BB+          1,000             995,964       1,131,250
Tupperware Finance Co. BV, Gtd., 7.25%, 10/01/06 ...................    Baa3/BB+            500             510,035         519,407
Tyco Int'l. Group SA, Gtd., 6.875%, 01/15/29 .......................    Baa3/BBB            750             657,273         840,500
Union Camp Corp., Debs., 9.25%, 02/01/11 ...........................    Baa2/BBB          1,500           1,492,938       1,849,266
                                                                                                        -----------     -----------
                                                                                                         15,231,700      16,942,992
                                                                                                        -----------     -----------

SCHEDULE OF INVESTMENTS (UNAUDITED)--CONTINUED                                                                   SEPTEMBER 30, 2004


                                                                       MOODY'S/
                                                                      STANDARD &
                                                                        POOR'S         PRINCIPAL      AMORTIZED COST       VALUE
                                                                        RATING*     AMOUNT (000'S)       (NOTE 1)        (NOTE 1)
                                                                      ----------    --------------    --------------   ------------
OIL & GAS (9.52%)
Apache Corp., Notes, 7.70%, 03/15/26 ..............................      A3/A-        $      500       $   523,072     $    622,847
Coastal Corp., Debs., 6.70%, 2/15/27 ..............................    Caa1/CCC+             500           504,769          500,000
ConocoPhillips, Gtd., 5.90%, 10/15/32 .............................      A3/A-             1,000         1,023,725        1,024,969
K N Energy Inc., Debs., 8.75%, 10/15/24 ...........................    Baa2/BBB            1,150         1,196,393        1,200,319
Texaco Capital Inc., Gtd. Debs., 7.50%, 03/01/43 ..................     Aa3/AA             2,000         1,978,585        2,334,066
Transocean Inc., Notes, 7.50%, 04/15/31 ...........................     Baa2/A-              500           497,777          593,667
Western Atlas Inc., Debs., 8.55%, 06/15/24 ........................      A2/A-             2,539         2,639,088        3,370,174
                                                                                                       -----------     ------------
                                                                                                         8,363,409        9,646,042
                                                                                                       -----------     ------------
TELECOMMUNICATIONS & MULTIMEDIA (18.04%)
Comcast Corp., Gtd., 7.05%, 3/15/33 ...............................    Baa3/BBB            2,000         2,193,668        2,194,092
Continental Cablevision, Sr. Debs., 9.50%, 08/01/13 ...............    Baa3/BBB            1,000         1,057,025        1,095,091
Deutsche Telekom International, Gtd., 8.25%, 06/15/30 .............    Baa2/BBB+           2,000         2,512,279        2,585,156
GTE Corp. Deb., 6.94%, 04/15/28 ...................................      A3/A+             2,000         2,109,824        2,153,072
News America Holdings Inc., Gtd., 7.90%, 12/01/95 .................    Baa3/BBB-           1,400         1,298,781        1,659,802
SBC Communications Inc., Notes, 5.875%, 08/15/12 ..................      A1/A+               500           493,634          534,515
Sprint Capital Corp., 5.25%, 05/01/19 .............................    Baa3/BBB-           1,750         1,760,850        1,915,964
Time Warner Inc., Debs., 9.15%, 02/01/23 ..........................    Baa1/BBB+           3,000         3,140,848        3,866,322
Verizon Global Funding Corp., Notes, 7.75%, 12/01/30 ..............      A2/A+             1,646         1,675,188        1,971,285
Viacom Inc., Sr. Debs., 7.875%, 07/30/30 ..........................      A3/A-               250           246,341          305,410
                                                                                                       -----------     ------------
                                                                                                        16,488,438       18,280,709
                                                                                                       -----------     ------------
MORTGAGE BACKED SECURITIES (11.68%)
FHLMC Pool # A15675, 6.00%, 11/01/33 ..............................      NR/NR             2,512         2,599,686        2,598,489
FNMA Pool #  B11892, 4.50%, 01/01/19 ..............................      NR/NR             2,310         2,332,136        2,307,346
FNMA Pool # 763852, 5.50%, 02/01/34 ...............................      NR/NR             3,997         4,087,930        4,054,648
FNMA Pool # 754791, 6.50%, 12/01/33 ...............................      NR/NR             2,539         2,669,470        2,664,751
GNMA Pool # 780374, 7.50%, 12/15/23 ...............................      NR/NR                60            59,810           65,202
GNMA Pool # 417239, 7.00%, 02/15/26 ...............................      NR/NR               139           140,717          148,902
                                                                                                       -----------     ------------
                                                                                                        11,889,749       11,839,338
                                                                                                       -----------     ------------
U.S. GOVERNMENT & AGENCIES (9.03%)
U.S. Treasury Bonds, 10.75%, 08/15/05 .............................      NR/NR             1,600         1,651,325        1,718,062
U.S. Treasury Bonds, 7.875%, 02/15/21 .............................      NR/NR             3,900         4,027,423        5,277,339
U.S. Treasury Bonds, 8.125%, 08/15/21 .............................      NR/NR             1,000         1,013,387        1,386,875
U.S. Treasury Bonds, 6.25%, 05/15/30 ..............................      NR/NR               650           725,370          771,486
                                                                                                       -----------     ------------
                                                                                                         7,417,505        9,153,762
                                                                                                       -----------     ------------
TOTAL LONG TERM DEBT SECURITIES ...................................                                     89,833,714       99,809,254
                                                                                                       -----------     ------------
                                                                                         SHARES
INVESTMENT COMPANIES (1.43%)                                                           ---------
High Yield Plus Fund ..............................................                       33,333           223,875          152,665
Evergreen Select Money Market Fund-I Shares .......................                    1,300,458         1,300,458        1,300,458
                                                                                                       -----------     ------------
                                                                                                         1,524,333        1,453,123
                                                                                                       -----------     ------------
TOTAL INVESTMENTS (99.91%) ........................................                                    $91,358,047      101,262,377
                                                                                                       ===========
OTHER ASSETS AND LIABILITIES (0.09%) ..............................                                                          89,636
                                                                                                                       ------------
NET ASSETS (100.00%) ..............................................                                                    $101,352,013
                                                                                                                       ============

144A-- Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At the end of the period, this security amounted to 2.85% of net assets.

Legend
------
Ctfs. - Certificates
Debs. - Debentures
Gtd. - Guaranteed
Sr. - Senior
Sub. - Subordinated

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
SEPTEMBER 30, 2004
Assets:
   Investment in securities, at value (amortized cost $91,358,047) (Note 1).....   $101,262,377
   Interest receivable .........................................................      1,641,373
   Dividends receivable ........................................................          1,166
   Other assets ................................................................         21,875
                                                                                   ------------
    TOTAL ASSETS ...............................................................    102,926,791
                                                                                   ------------
Liabilities:
   Dividends payable ...........................................................      1,533,649
   Due to Advisor ..............................................................         40,930
   Accrued expenses payable ....................................................            199
                                                                                   ------------
    TOTAL LIABILITIES ..........................................................      1,574,778
                                                                                   ------------
Net assets: (equivalent to $20.65 per share based on 4,907,678 shares
  of capital stock outstanding).................................................   $101,352,013
                                                                                   ============
NET ASSETS consisted of:
   Par value ...................................................................   $  4,907,678
   Capital paid-in .............................................................     92,529,052
   Accumulated net investment income (loss) ....................................     (2,447,033)
   Accumulated net realized loss on investments ................................     (3,542,014)
   Net unrealized appreciation on investments ..................................      9,904,330
                                                                                   ------------
                                                                                   $101,352,013
                                                                                   ============

STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2004
Investment Income:
   Interest.......................................................                  $ 3,205,953
   Dividends......................................................                        7,000
                                                                                    -----------
    Total Investment Income ......................................                    3,212,953
                                                                                    -----------
Expenses:
   Investment advisory fees (Note 4)..............................    $   273,750
   Transfer agent fees............................................         21,157
   Directors' fees................................................         20,088
   NYSE fee.......................................................         12,500
   Audit fees.....................................................          7,305
   State and local taxes..........................................         15,088
   Legal fees and expenses........................................         21,031
   Reports to shareholders........................................         13,103
   Custodian fees.................................................          3,742
   Miscellaneous..................................................         27,812
                                                                      -----------
    Total Expenses ...............................................                      415,576
                                                                                    -----------
     Net Investment Income .......................................                    2,797,377
                                                                                    -----------
Realized and unrealized gain on investments (Note 1):
   Net realized gain from security transactions...................                       26,827
                                                                                    -----------
   Unrealized appreciation of investments:
    Beginning of the period ......................................     11,400,890
    End of the period ............................................      9,904,330
                                                                      -----------
     Change in unrealized appreciation of investments.............     (1,496,560)
                                                                      -----------
       Net realized and unrealized loss on investments............     (1,469,733)
                                                                      -----------
Net increase in net assets resulting from operations..............    $ 1,327,644
                                                                      ===========

   The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                      SIX MONTHS
                                                                                         ENDED
                                                                                   SEPTEMBER 30, 2004     YEAR ENDED
                                                                                      (UNAUDITED)       MARCH 31, 2004
                                                                                   ------------------   --------------
INCREASE (DECREASE) IN NET ASSETS:

Operations:
   Net investment income.................                                             $  2,797,377       $  4,854,232
   Net realized gain (loss) from security transactions (Note 2)................             26,827            544,219
   Change in unrealized appreciation of investments............................         (1,496,560)         3,653,484
                                                                                      ------------       ------------
    Net increase in net assets resulting from operations.......................          1,327,644          9,051,935
                                                                                      ------------       ------------
Distributions:
   Dividends to shareholders from net investment income......................           (4,600,948)        (4,981,455)
   Distributions to shareholders from tax return of capital....................                 --           (298,918)
                                                                                      ------------       ------------
    Total distributions to shareholders .......................................         (4,600,948)        (5,280,373)
                                                                                      ------------       ------------
Capital Share Transactions:
   Proceeds from common share offering.........................................                 --         23,170,063
   Dealer manager fee charged to paid-in capital in excess of par..............             (2,249)          (868,877)
   Common share offering costs charged to paid-in capital in excess of par.....                 --           (417,993)
                                                                                      ------------       ------------
    Net proceeds from common share offering....................................             (2,249)        21,883,193
                                                                                      ------------       ------------
   Increase (decrease) in net assets...........................................         (3,275,553)        25,654,755

Net Assets:
   Beginning of period.........................................................        104,627,566         78,972,811
                                                                                      ------------       ------------
   End of period...............................................................       $101,352,013       $104,627,566
                                                                                      ============       ============

   The accompanying notes are an integral part of these financial statements.



+-----------------------------------------------------------------------------+
|                                                                             |
|                HOW TO ENROLL IN THE DIVIDEND REINVESTMENT PLAN              |
|                                                                             |
|       1838 Bond-Debenture Trading Fund (the "Fund") has established a       |
|       plan for the automatic investment of dividends and distributions      |
|       which all shareholders of record are eligible to join. The            |
|       method by which shares are obtained is explained on page 11. The      |
|       Fund has appointed Equiserve to act as the Agent of each              |
|       shareholder electing to participate in the plan. Information and      |
|       application forms are available from Equiserve, P.O. Box 43069,       |
|       Providence, RI 02940-3069.                                            |
|                                                                             |
+-----------------------------------------------------------------------------+

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for a share of capital stock outstanding throughout each period presented.


                                                             SIX MONTHS
                                                                ENDED                          YEAR ENDED MARCH 31,
                                                         SEPTEMBER 30, 2004    ----------------------------------------------------
                                                             (UNAUDITED)         2004       2003       2002      2001        2000
                                                         ------------------    --------   -------    -------    -------   ---------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period .................        $  21.32         $  21.50   $ 20.13    $ 20.95    $ 20.39   $   22.20
                                                              --------         --------   -------    -------    -------   ---------
 Net investment income(1) ............................            0.57             1.29      1.31       1.24       1.45        1.47
 Net realized and unrealized gain
   (loss) on investments(1)...........................           (0.30)            0.83      1.45      (0.62)      0.56       (1.81)
                                                              --------         --------   -------    -------    -------   ---------
Total from investment operations .....................            0.27             2.12      2.76       0.62       2.01       (0.34)
                                                              --------         --------   -------    -------    -------   ---------
Capital share transaction:
 Dilution of the net asset value from
   rights offering (Note 6)...........................              --            (0.97)       --         --         --          --
                                                              --------         --------   -------    -------    -------   ---------
Less distributions:
 Dividends from net investment
   income.............................................           (0.94)           (1.27)    (1.34)     (1.43)     (1.45)      (1.47)
 Distributions from tax return of
   capital............................................              --            (0.06)    (0.05)     (0.01)        --          --
                                                              --------         --------   -------    -------    -------   ---------
Total distributions ..................................           (0.94)           (1.33)    (1.39)     (1.44)     (1.45)      (1.47)
                                                              --------         --------   -------    -------    -------   ---------
Net asset value, end of period .......................        $  20.65         $  21.32   $ 21.50    $ 20.13    $ 20.95   $   20.39
                                                              ========         ========   =======    =======    =======   =========
Per share market price, end of period ................        $  18.49         $  19.51   $ 20.65    $ 19.34    $ 19.27   $   16.88
                                                              ========         ========   =======    =======    =======   =========
TOTAL INVESTMENT RETURN(2)
 Based on market value ...............................         (0.24)%            1.13%    14.55%      7.96%     23.91%    (11.67)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000's) .................        $101,352         $104,628   $78,973    $73,955    $76,970   $  74,892
Ratio of expenses to average
   net assets.........................................           0.83%*           0.86%     0.91%      0.86%      0.91%       0.88%
Ratio of net investment income to average net
  assets(1)...........................................           5.60%*           5.57%     6.39%      6.73%      7.20%       7.09%
Portfolio turnover rate ..............................           2.18%           11.99%    12.27%     10.87%     12.39%      10.21%
Number of shares outstanding at the end of the period
  (in 000's)..........................................           4,908            4,908     3,673      3,673      3,673       3,673

* Annualized

(1) As required, effective April 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies. The effect of this change for the year ended March 31, 2002 for all securities was to decrease net investment income per share by $0.02, increase net realized and unrealized gains and losses per share by $0.02 and decrease the ratio of net investment income to average net assets by 0.11%. Per share ratios and supplemental data for periods prior to April 1, 2001 have not been restated to reflect this change in presentation.

(2) Total investment return is calculated assuming a purchase of common shares at the market price on the first day and a sale at the market price on the last day of the period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Total investment return does not reflect brokerage commissions. The total investment return, if for less than a full year, is not annualized. Past performance is not a guarantee of future results.


   The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES -- The 1838 Bond-Debenture Trading Fund ("the Fund"), a Delaware Corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified closed-end management investment company. The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements. The policies are in conformity with generally accepted accounting principles within the United States of America ("GAAP").

A. SECURITY VALUATION -- In valuing the Fund's net assets, all securities for which representative market quotations are available will be valued at the last quoted sales price on the security's principal exchange on the day of valuation. If there are no sales of the relevant security on such day, the security will be valued at the bid price at the time of computation. Prices for securities traded in the over-the-counter market, including listed debt and preferred securities, whose primary market is believed to be over-the-counter, normally are supplied by independent pricing services. Securities for which market quotations are not readily available will be valued at their respective fair values as determined in good faith by, or under procedures established by the Board of Directors. At September 30, 2004, there were no securities valued by the Board of Directors.

B. DETERMINATION OF GAINS OR LOSSES ON SALE OF SECURITIES -- Gains or losses on the sale of securities are calculated for financial reporting purposes and for federal tax purposes using the identified cost basis. The identified cost basis for financial reporting purposes differs from that used for federal tax purposes in that the amortized cost of the securities sold is used for financial reporting purposes and the original cost of the securities sold is used for federal tax purposes, except for those instances where tax regulations require the use of amortized cost.

C. FEDERAL INCOME TAXES -- It is the Fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

D. OTHER -- Security transactions are accounted for on the date the securities are purchased or sold. The Fund records interest income on the accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

E. DISTRIBUTIONS TO SHAREHOLDERS AND BOOK/TAX DIFFERENCES -- Distributions of net investment income will be made quarterly. Distributions of net capital gains realized will be made annually. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for amortization of market premium and accretion of market discount.

     The distribution of $4,600,948 during the six months ended September 30, 2004 was characterized as ordinary income for tax purposes. Distributions during the fiscal years ended March 31, 2004 and 2003 were characterized as follows for tax purposes:

                   ORDINARY INCOME    RETURN OF CAPITAL    CAPITAL GAIN   TOTAL DISTRIBUTION
                   ---------------    -----------------    ------------   ------------------
        FY 2004       $4,981,455           $298,918             --            $5,280,373
        FY 2003       $4,913,023           $192,805             --            $5,105,828


     At March 31, 2004, the components of distributable earnings on a tax basis were as follows:

                      ACCUMULATED             ACCUMULATED
                ORDINARY INCOME (LOSS)    CAPITAL GAIN (LOSS)
                ----------------------    -------------------
                      $     --                $(3,568,841)

     As of March 31, 2004, the capital loss carryovers available to offset possible future capital gains were as follows:

                      AMOUNT            EXPIRATION DATE
                     --------           ---------------
                    $1,201,050             3/31/2009
                       974,596             3/31/2010
                     1,393,195             3/31/2011


     At September 30, 2004, the following table shows for federal tax purposes the aggregate cost of investments, the net unrealized appreciation of those investments, the aggregate gross unrealized appreciation of all securities with an excess of market value over tax cost and the aggregate gross unrealized depreciation of all securities with an excess of tax cost over market value:

         AGGREGATE     NET UNREALIZED    GROSS UNREALIZED   GROSS UNREALIZED
         TAX COST       APPRECIATION       APPRECIATION       DEPRECIATION
        -----------    --------------    ----------------   ----------------
        $91,358,047      $9,904,330        $10,218,202         $(313,872)

F. USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that may affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2 -- PORTFOLIO TRANSACTIONS -- The following is a summary of the security transactions, other than short-term investments, for the six months ended September 30, 2004:

                                                            PROCEEDS
                                              COST OF      FROM SALES
                                             PURCHASES    OR MATURITIES
                                            ----------    -------------
           U.S. Government Securities       $       --     $  214,172
           Other Investment Securities       3,854,120      1,916,157

NOTE 3 -- CAPITAL STOCK -- At September 30, 2004, there were 10,000,000 shares of capital stock ($1.00 par value) authorized, with 4,907,678 shares issued and outstanding.

NOTE 4 -- INVESTMENT ADVISORY CONTRACT AND PAYMENTS TO AFFILIATED PERSONS -- Under the terms of the current contract with 1838 Investment Advisors, LP (the "Advisor"), advisory fees are calculated at an annual rate of 0.625% on the first $40 million of the Fund's month end net assets and 0.50% on the excess.

MBIA Municipal Investors Services Corporation provides accounting services to the Fund and is compensated for these services by the Advisor.

Certain directors and officers of the Fund are also directors, officers and/or employees of the Advisor. None of the directors so affiliated receives compensation for services as a director of the Fund. Similarly, none of the Fund's officers receive compensation from the Fund.

NOTE 5 -- DIVIDEND AND DISTRIBUTION REINVESTMENT -- In accordance with the terms of the Automatic Dividend Investment Plan, for shareholders who so elect, dividends and distributions are made in the form of previously unissued Fund shares at the net asset value if on the Friday preceding the payment date (the "Valuation Date") the closing New York Stock Exchange price per share, plus the brokerage commissions applicable to one such share equals or exceeds the net asset value per share. However, if the net asset value is less than 95% of the market price on the Valuation Date, the shares issued will be valued at 95% of the market price. If the net asset value per share exceeds market price plus commissions, the dividend or distribution proceeds are used to purchase Fund shares on the open market for participants in the Plan. During the six months ended September 30, 2004, the Fund issued no shares under this Plan.

NOTE 6 -- RIGHTS OFFERING -- On December 3, 2003 the Fund completed its transferable rights offering. In accordance with the terms of the rights offering described in the Fund's prospectus an additional 1,234,420 shares were issued at a subscription price of $18.77 per share, making the gross proceeds raised by the offering $23,170,063, before offering-related expenses. Dealer/managers fees of $868,877 and offering costs of approximately $417,993 were deducted from the gross proceeds making the net proceeds available for investment by the Fund $21,883,193. The dilution impact of the offering was $0.97 per share or 4.49% of the $21.58 net asset value per share on December 3, 2003, the expiration and pricing date of the offering.

+-----------------------------------------------------------------------------+
|                                                                             |
|                  HOW TO GET INFORMATION REGARDING PROXIES                   |
|                                                                             |
|       The Fund has adopted the Advisor's proxy voting policies and          |
|       procedures to govern the voting of proxies relating to the            |
|       voting securities of the Fund. You may obtain a copy of these         |
|       proxy voting procedures, without charge, by calling (800)             |
|       232-1838 or on the Securities and Exchange Commission website at      |
|       http://www.sec.gov.                                                   |
|                                                                             |
|       Information regarding how the Fund voted proxies relating to          |
|       portfolio securities during the most recent 12 month period           |
|       ended June 30 is available, without charge, by calling (800)          |
|       232-1838 or on the SEC's website at http://www.sec.gov.               |
|                                                                             |
+-----------------------------------------------------------------------------+

DIVIDEND REINVESTMENT PLAN (UNAUDITED)

1838 Bond-Debenture Trading Fund (the "Fund") has established a plan for the automatic investment of dividends and distributions (the "Plan") pursuant to which dividends and capital gain distributions to shareholders will be paid in or reinvested in additional shares of the Fund. All shareholders of record are eligible to join the Plan. Equiserve, acts as the agent (the "Agent") for participants under the Plan.

Shareholders whose shares are registered in their own names may elect to participate in the Plan by completing an authorization form and returning it to the Agent. Shareholders whose shares are held in the name of a broker or nominee should contact such broker or nominee to determine whether or how they may participate in the Plan.

Dividends and distributions are reinvested under the Plan as follows. If the market price per share on the Friday before the payment date for the dividend or distribution (the "Valuation Date"), plus the brokerage commissions applicable to one such share, equals or exceeds the net asset value per share on that date, the Fund will issue new shares to participants valued at the net asset value or, if the net asset value is less than 95% of the market price on the Valuation Date, then valued at 95% of the market price. If net asset value per share on the Valuation Date exceeds the market price per share on that date, plus the brokerage commissions applicable to one such share, the Agent will buy shares on the open market, on the New York Stock Exchange, for the participants' accounts. If before the Agent has completed its purchases, the market price exceeds the net asset value of shares, the average per share purchase price paid by the Agent may exceed the net asset value of shares, resulting in the acquisition of fewer shares than if the dividend or distribution has been paid in shares issued by the Fund at net asset value.

There is no charge to participants for reinvesting dividends or distributions payable in either shares or cash. The Agent's fees for handling of reinvestment of such dividends and distributions will be paid by the Fund. There will be no brokerage charges with respect to shares issued directly by the Fund as a result of dividends or distributions payable either in shares or cash. However, each participant will be charged by the Agent a pro rata share of brokerage commissions incurred with respect to Agent's open market purchases in connection with the reinvestment of dividends or distributions payable only in cash.

For purposes of determining the number of shares to be distributed under the Plan, the net asset value is computed on the Valuation Date and compared to the market value of such shares on such date. The Plan may be terminated by a participant by delivery of written notice of termination to the Agent at the address shown below. Upon termination, the Agent will cause a certificate or certificates for the full shares held for a participant under the Plan and a check for any fractional shares to be delivered to the former participant.

Distributions of investment company taxable income that are invested in additional shares generally are taxable to shareholders as ordinary income. A capital gain distribution that is reinvested in shares is taxable to shareholders as long-term capital gain, regardless of the length of time a shareholder has held the shares or whether such gain was realized by the Fund before the shareholder acquired such shares and was reflected in the price paid for the shares.

Plan information and authorization forms are available from Equiserve, P.O. Box 43069, Providence, RI 02940-3069.


+-----------------------------------------------------------------------------+
|                                                                             |
|             HOW TO GET ASSISTANCE WITH SHARE TRANSFER OR DIVIDENDS          |
|                                                                             |
|                    Contact Your Transfer Agent, Equiserve,                  |
|        P.O. Box 43069, Providence, RI 02940-3069, or call 781-575-2723      |
|                                                                             |
|                                                                             |
+-----------------------------------------------------------------------------+

            DIRECTORS                    |
    -------------------------            |
        W. THACHER BROWN                 |
       JOHN GILRAY CHRISTY               |
        MORRIS LLOYD, JR.                |
        J. LAWRENCE SHANE                |
                                         |
            OFFICERS                     |
    -------------------------            |
        JOHN H. DONALDSON                |
            President                    |
         JOHN J. KELLEY                  |
         Vice President                  |
          and Secretary                  |
                                         |
       INVESTMENT ADVISOR                |
    -------------------------            |                  1838
  1838 INVESTMENT ADVISORS, LP           |      BOND--DEBENTURE TRADING FUND
   2701 RENAISSANCE BOULEVARD            |              ------------
          FOURTH FLOOR                   |       2701 RENAISSANCE BOULEVARD
    KING OF PRUSSIA, PA 19406            |              FOURTH FLOOR
                                         |        KING OF PRUSSIA, PA 19406
            CUSTODIAN                    |
    -------------------------            |                 [LOGO]
     WACHOVIA NATIONAL BANK              |
       123 S. BROAD STREET               |           SEMI-ANNUAL REPORT
     PHILADELPHIA, PA 19109              |           SEPTEMBER 30, 2004
                                         |
         TRANSFER AGENT                  |
    -------------------------            |
            EQUISERVE                    |
         P.O. BOX 43069                  |
    PROVIDENCE, RI 02940-3069            |
          781-575-2723                   |
                                         |
             COUNSEL                     |
    -------------------------            |
       PEPPER HAMILTON LLP               |
      3000 TWO LOGAN SQUARE              |
    EIGHTEENTH & ARCH STREETS            |
     PHILADELPHIA, PA 19103              |
                                         |
            AUDITORS                     |
    -------------------------            |
      TAIT, WELLER & BAKER               |
       1818 MARKET STREET                |
           SUITE 2400                    |
     PHILADELPHIA, PA 19103              |
                                         |

ITEM 2: Code of Ethics

            A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant's annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant's most recent fiscal half-year.

ITEM 3: Audit Committee Financial Expert

        Not applicable at this time.

ITEM 4: Principal Accountant Fees and Services

        Not applicable at this time.

ITEM 5: Audit Committee of Listed Registrant.

        Not applicable at this time.

ITEM 6: Schedule of Investments.

        Not applicable, as schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

        Not applicable at this time.

ITEM 8: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

        Not applicable.

ITEM 9: Submission of Matters to a Vote of Security Holders

        The Registrant has adopted a nominating committee charter that sets forth procedures by which shareholders may recommend nominees to the Registrant's Board of Directors. There have been no material changes to these procedures during the period covered by this report.

ITEM 10: CONTROLS AND PROCEDURES.

        (a) The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures are effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

        (b) The Registrant's principal executive officer and principal financial officer are aware of no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 11: EXHIBITS.

        (a)(1) The Registrant's code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant's annual Form N-CSR.

        (a)(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

        (b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

1838 Bond-Debenture Trading Fund



By       /s/ John H. Donaldson
         -----------------------------------
         John H. Donaldson
         President
         (Principal Executive Officer)

Date     November 22, 2004
         -----------------------------------


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By       /s/ John H. Donaldson
         -----------------------------------
         John H. Donaldson
         President
         (Principal Executive Officer)

Date     November 22, 2004
         -----------------------------------


By       /s/ John J. Kelley
         -----------------------------------
         John J. Kelley
         Vice President and Secretary
         (Principal Financial Officer)

Date     November 22, 2004
         -----------------------------------